Note 8 - Income (loss) Per Share - 10Q (Details) - Basic and Diluted (Loss) Income Per Share (USD $) In Thousands, except Per Share data, unless otherwise specified	1 Months Ended	3 Months Ended				9 Months Ended				12 Months Ended					22 Months Ended
	Dec. 31, 2011	Sep. 30, 2013		Sep. 30, 2012		Sep. 30, 2013		Sep. 30, 2012		Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2012	Sep. 30, 2013
Numerator for basic and diluted loss per share:
Loss from continuing operations (in Dollars)	$ (18)	$ (5,506)		$ (440)		$ (8,358)		$ (875)		$ (1,605)		$ (18)		$ (1,623)	$ (9,981)
Denominator for basic and diluted loss per share:
Basic and diluted weighted-average shares outstanding (1)(2)		9,190	[1],[2]	7,021	[1],[2]	8,342	[1],[2]	6,363	[1],[2]	6,529	[3]		[3]
Loss per share— basic and diluted:
Total — basic and diluted (in Dollars per share)		$ (0.60)		$ (0.06)		$ (1.00)		$ (0.14)		$ (0.25)		$ 0.00

[1]	Basic and diluted loss per common share has been computed by dividing the loss by the weighted average number of common shares outstanding, and the Series C preferred shares which are automatically convertible into common shares on the effectiveness of the Reverse Split, for the period.
[2]	The following stock options and warrants and shares issuable upon conversion of convertible notes payable outstanding at September 30, 2013 and 2012 were not included in the computation of dilutive loss per share because the net effect would have been anti-dilutive:
[3]	The following stock options and warrants and shares issuable upon conversion of convertible notes payable outstanding at December 31, 2012 were not included in the computation of dilutive loss per share because the net effect would have been anti-dilutive: